Income Tax (Tables)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of (benefit from) provision for income tax

The (benefit from) provision for income taxes is as follows:

	Year Ended December 31,
	2020	2019	2018
(in thousands)
Current tax (benefit) expense
Federal	$(9,106)	$45,874	$21,399
State	4,710	11,311	11,742
Foreign	13,422	12,231	12,140

Total current tax expense	9,026	69,416	45,281

Deferred tax (benefit) expense
Federal	(6,501)	(53,314)	(164,208)
State	868	(11,055)	(48,653)
Foreign	(8,724)	(3,694)	(754)

Total deferred tax benefit	(14,357)	(68,063)	(213,615)

Total (benefit from) provision for income taxes	$(5,331)	$1,353	$(168,334)

Schedule of net deferred tax assets

Net deferred tax liabilities consist of the following:

	December 31,
(in thousands)	2020	2019
Deferred tax assets
Accrued liabilities	$77,599	$70,420
Interest expense	20,851	49,586
Social security tax deferral	12,656	—
Net operating losses	10,557	7,671
Right-of-use liabilities	11,996	26,648
Transaction expenses	8,643	5,325
Debt issuance costs	6,422	973
Acquired intangibles, including goodwill	2,205	2,292
Insurance reserves	2,262	2,403
Other	4,755	6,158

Total deferred tax assets	157,946	171,476

Deferred tax liabilities
Acquired intangibles including goodwill	618,697	636,245
Right-of-use assets	7,890	20,294
Restructuring expenses	4,977	6,857
Depreciation	2,464	1,617
Unrealized transactions	—	990
Other	6,266	6,038

Total deferred tax liabilities	640,294	672,041

Less: deferred income tax asset valuation allowances	(6,706)	(5,570)

Net deferred tax liabilities	$489,054	$506,135

	December 31,
(in thousands)	2020	2019
Reported as:
Noncurrent deferred tax asset	$2,188	$227
Noncurrent deferred tax liability	491,242	506,362

Net deferred tax liabilities	$489,054	$506,135

Schedule of effective tax rate

A reconciliation of the provision for taxes based on the federal statutory income tax rate attributable to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2020	2019	2018
Statutory U.S. rate	21.0%	21.0%	21.0%
State tax, net of federal tax benefit	(2.6)%	(1.1)%	2.2%
Foreign tax, net of federal tax benefit	1.1%	(17.4)%	(0.4)%
Goodwill impairment	—	—	(10.4)%
Global Intangible Low Taxed Income	—	(8.3)%	(0.2)%
Transaction expenses	(0.1)%	(5.4)%	(0.1)%
Disallowed Executive Compensation	(3.4)%	—	—
Equity-based compensation	(11.2)%	(1.5)%	0.2%
Meals and entertainment	(0.7)%	(11.1)%	(0.2)%
Contingent consideration fair value adjustment	(1.4)%	7.1%	0.7%
Non-deductible expenses	(0.4)%	(4.6)%	—
Return to provision on permanent differences	0.1%	8.2%	0.1%
Work opportunity tax credit	0.5%	3.3%	—
Research and development credit	0.3%	4.0%	—
Other	—	(1.6)%	(0.1)%

Effective tax rate	3.2%	(7.4)%	12.8%

Schedule of geographic components of (loss) income before income taxes

The geographic components of (loss) income before income taxes are as follows:

	Year Ended December 31,
	2020	2019	2018
(in thousands)
U.S. sources	$(190,163)	$(32,893)	$(1,347,770)
Non-U.S. sources	23,125	14,490	28,213

Loss before income taxes	$(167,038)	$(18,403)	$(1,319,557)

Predecessor Company
Schedule of (benefit from) provision for income tax

The Company’s provision for income tax consists of the following:

For the Period From May 2, 2019 (inception) through December 31, 2019
Current:
Federal	$730,672
State	—
Deferred:
Federal	58,712
State	—
Change in valuation allowance	(58,712)

Income tax expense	$730,672

Schedule of net deferred tax assets

The Company’s net deferred tax assets are as follows:

December 31, 2019
Deferred tax asset:
Startup / organizational costs	58,712

Total deferred tax assets	58,712

Valuation allowance	(58,712)

Deferred tax asset, net of allowance	$—

Schedule of effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the period from May 2, 2019 (inception) through December 31, 2019 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	1.8%

Effective income tax rate	22.8%